Note 18 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
	Oct-22	Nov-22
Exercise price A$	0	0
Share price at grant date A$	0.25	0.25
Volatility	66%	67%
Maximum life (years)	2.47	1.19
Risk-free interest rate	3.19%	3.16%
Fair value A$	0.25	0.25

Non-executive Chairman of the Company [Member]
Notes Tables
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
	Tranche 1	Tranche 2
Exercise Price ($A)	0.92	1.00
Share Price at Grant Date (A$)	0.44	0.44
Volatility	64%	64%
Maximum Life (years)	3.00	3.00
Risk-Free Interest rate	2.78%	2.78%
Fair Value (A$)	0.06	0.05